Deferred revenue	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Deferred revenue
32. Deferred revenue

Significant accounting judgements and estimates
Upfront cash deposits received for streaming transactions have been accounted for as contract liabilities (deferred revenue) in the scope of IFRS 15. These contracts are not financial instruments because they will be satisfied through the delivery of non-financial items (i.e. delivering of metal ounces) as part of the Group’s expected sale requirements, rather than cash or financial assets. It is the intention to satisfy the performance obligations under these streaming arrangements through the Group’s production, and revenue will be recognised over duration of the contracts as the Group satisfies its obligation to deliver metal ounces. Where these contracts are of a long-term nature and the Group received a portion of the consideration at the inception, these contracts contain a significant financing component under IFRS 15. The Group therefore made a critical estimate of the discount rate that should be applied to the contract liabilities over the life of contracts where applicable.
Inputs to the model to unwind the Wheaton International advance received to revenue
The advance received has been recognised on the statement of financial position as deferred revenue. The deferred revenue will be recognised as revenue in profit or loss based on the metal ounces/credits in relation to the expected total amount of metal credits to be delivered over the term of the arrangement.

Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognised as revenue. Key inputs into the model are:
Key input	Estimate at year end	Further information
Estimated financing rate over life of arrangement	4.6% - 5.2%	See note 5.2
Remaining life of stream	97 years
The starting point for the life of the stream is the approved life-of-mine for the US PGM operations. However, as IFRS 15 requires the constraint on revenue recognition to be considered, it is more prudent to include a portion of resources in the life of stream for the purposes of revenue recognition. This will reduce the chance of having a significant decrease in revenue recognised in the future, when the life-of-mine is updated to include a conversion of resources to reserves. As such, Sibanye-Stillwater management have determined that is it appropriate to include 50% of inferred resources.

Palladium entitlement percentage	4.5%
The palladium entitlement percentage will be either 4.5%, 2.25% or 1% over the life of the mine, depending on whether or not the advance has been fully reduced, and a certain number of contractual ounces have been delivered (375,000 ounces for the first trigger drop down to 2.25%and 550,000 ounces for the second trigger drop down rate to 1%).

Gold entitlement percentage	100%	The gold entitlement percentage will be 100% over the life of the mine.
Monthly cash percentage	18%
The monthly cash payment to be received is 18%, 16%, 14% or 10% of the market price of the metal credit delivery to Wheaton International while the advance is not fully reduced. After the advance has been fully reduced, the cash percentage is 22%, 20%, 18% or 14%. The percentage applicable depends on the investment grade of the Group and its leverage ratio. As long as Sibanye-Stillwater’s current investment grade conditions as stipulated in the contract have been satisfied, the monthly cash percentage decreases if the Group’s leverage ratio increases above 3.5:1. The balance of the ounces in the monthly delivery (i.e. 100%-18%= 82%) is then used to determine the utilisation of the deferred revenue balance.

Commodity prices	Five day simple average calculated the day before delivery	The value of each metal credit delivery is determined in terms of the contract.

Any changes to the above key inputs could significantly change the quantum of the cumulative revenue amount recognised in profit or loss.
Any changes in the life-of-mine are accounted for prospectively as a cumulative catch-up in the year that the life-of-mine estimate above changes, or the inclusion of resources changes.

Inputs to the model to unwind the BTT advance received to revenue
The advance received was recognised on the statement of financial position as deferred revenue. Before the early settlement of the BTT project (refer below), the deferred revenue was recognised as revenue in profit or loss based on the metal ounces/credits in relation to the expected total amount of metal credits to be delivered over the term of the arrangement.
Each period, up to the early settlement of the BTT project, management estimated the cumulative amount of the deferred revenue obligation that had been satisfied and, therefore, recognised as revenue. Key inputs into the model before settlement were:

Key input		Further information
Estimated financing rate over life of arrangement	11.5%	See note 5.2
Remaining life of stream	6 years	The life of the stream was determined by the reserves of the Marikana Easterns' Tailings Dam no.1.
6E PGM entitlement percentage	23.0%	The 6E PGM entitlement percentage ranged from 23% to 38% based on a weighted 6E PGM basket price that was determined monthly.
Monthly cash percentage	20.0%
The monthly cash payment received was a percentage of the 6E PGM weighted basket price, ranging from 16% to 20%, and was based on a weighted 6E PGM basket price that is determined monthly. This cash payment was capped at a minimum of $106 per ounce and a maximum of $280 per ounce.

Commodity prices	Average monthly basket price	The monthly basket price for any calendar month was calculated by dividing the sum of the monthly average value of weighted 6E PGM basket by the total number of ounces for such calendar month.

Since the BTT project was early settled (refer below), there are no remaining significant accounting judgements or estimates at 31 December 2022 relating to this stream.
Accounting policy
Consideration received in advance is recognised as a contract liability (deferred revenue) under IFRS 15 as control has not yet transferred.
Where a significant financing component is identified as a result of the difference in the timing of advance consideration received and when control of the metal promised transfers, interest expenses on the deferred revenue balance are recognised in finance costs.
Where a contract has a period of a year or less between receiving advance consideration and when control of the metal promised transfers, the Group may elect on a contract-by-contract basis to apply the IFRS 15 practical expedient not to adjust for the effects of a significant financing component.

Wheaton Stream
In July 2018, the Group entered into a gold and palladium supply arrangement in exchange for an upfront advance payment of US$500 million (Wheaton Stream). The arrangement has been accounted for as a contract in the scope of IFRS 15 whereby the advance payment has been recorded as deferred revenue. The revenue from the advance payment is recognised as the gold and palladium is allocated to the appropriate Wheaton International account. An interest cost, representing the significant financing component of the upfront deposit on the deferred revenue balance, is also recognised as part of finance costs. This finance cost increases the deferred revenue balance, ultimately resulting in revenue when the deferred revenue is recognised over the life-of-mine.
Marikana toll treatment arrangement
The Marikana operations entered into a short-term purchase of concentrate and toll treatment arrangement with a third party that commenced on 1 February 2021 and concluded on 31 December 2021. As part of the arrangement, Marikana agreed to buy and toll treat certain metals. A percentage of the toll treated metals is also retained as partial payment for the toll treatment arrangement. Marikana accounts for the inventory received as partial payment for the toll treatment arrangement as deferred revenue at fair value. A further deferred revenue balance is recognised to the extent that cash payment is received for the toll treatment before the performance obligation is satisfied. Deferred revenue is recognised as revenue on a straight-line basis over the term of the performance obligation. The arrangement concluded on 31 December 2021.
The following table summarises the changes in deferred revenue:

Figures in million - SA rand	Note	2022	2021	2020
Balance at beginning of the year		6,360	6,430	8,167
Deferred revenue advance received[1]		24	468	771
BTT early settlement payment		—	—	(787)
Deferred revenue recognised during the period[2]		(290)	(847)	(2,256)
Interest charge	5.2	326	309	349
Loss on BTT early settlement		—	—	186
Balance at the end of the year		6,420	6,360	6,430
Reconciliation of the deferred revenue transactions balance at year end:
Wheaton Stream		6,420	6,292	6,430
Marikana toll treatment arrangement		—	68	—

Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue		6,420	6,360	6,430
Current portion of deferred revenue		(21)	(156)	(67)
Non-current portion of deferred revenue		6,399	6,204	6,363
[1] The amount received for the year ended 31 December 2022 and 31 December 2021 relates to the toll treatment arrangement entered into by Marikana, representing cash receipts of R24 million (2021: R65 million) and the fair value of inventory received of Rnil (2021: R403 million). The R771 million received in 2020 relates to the WPL forward platinum sale arrangement entered into on 3 March 2020 which concluded on 7 December 2020
2 Revenue recognised during the year of R290 million relates to R198 million recognised on the Wheaton Stream (2021: R447 million, 2020: R344 million) and R92 million recognised on material received during 2021 with respect to the toll treatment arrangement entered into by Marikana during 2021 (2021: R400 million). The remaining revenue recognised for the year ended 31 December 2020 relates to R785 million recognised in respect of the WPL forward platinum sale arrangement entered into on 3 March 2020, R1,108 million recognised in respect of the October 2019 forward gold sale arrangement and R19 million recognised in respect of the BTT, respectively. The October 2019 forward gold sale as well as the BTT concluded during the 2020 financial year